Prepaid Expenses - Summary of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses [Abstract]
Prepaid financing expenses	$ 2,613	$ 2,312
Prepaid selling and marketing expenses	1,176	1,264
Prepaid insurance expenses	549	555
Other	4,270	5,271
Total	$ 8,608	$ 9,402